Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Non-interest bearing	$ 10,947	$ 8,385
NOW accounts	28,376	31,807
Regular savings, tax escrow and demand clubs	27,478	25,413
Money market	31,880	37,772
Individual retirement accounts	6,477	7,069
Certificates of deposit	117,457	106,245
Total Deposits	$ 222,615	$ 216,691